                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2006

Check here if Amendment [x]; Amendment Number: 1

This Amendment (Check only one.):   [x] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Insurance Company of the West
Address:   11455 El Camino Real
           San Diego, CA 92130

Form 13F File Number:
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    H. Michael Freet
Title:   Chief Financial Officer
Phone:   (858) 350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                     San Diego, CA   02/28/2007
---------------------------------   [City, State]   [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  3

Form 13F Information Table Entry Total:            67

Form 13F Information Table Value Total:      $365,830
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13-F File Number    Name

1         028-11686                American Assets, Inc.

2         028-11690                Ernest S. Rady

3         028-12131                American Assets Investment Management, LLC

                           Form 13-F Information Table
                             as of December 31, 2006

            COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
----------------------------------------------------------------------------------------------------------------------------
                                TITLE OF              VALUE    SHARES/  SH/  PUT/   INVSTMT    OTHER      VOTING AUTHORITY
        NAME OF ISSUER            CLASS     CUSIP    [X$1000]  PRN AMT  PRN  CALL   DSCRETN   MANAGERS   SOLE   SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES             COM       002824100      3897    80000  SH          DEFINED  NOS 1 & 2   80000
ALCOA INC                       COM       013817101       300    10000  SH          DEFINED  NOS 1 & 2   10000
ALTRIA GROUP INC                COM       02209S103     27462   320000  SH          DEFINED  NOS 1 & 2  320000
AMERICAN ELEC PWR               COM       025537101       521    12225  SH          DEFINED  NOS 1 & 2   12225
AMGEN INC                       COM       031162100      1093    16000  SH          DEFINED  NOS 1 & 2   16000
BANCO SANTANDER CENT            COM       05964H105      2146   115000  SH          DEFINED  NOS 1 & 2  115000
BANK AMER CORP                  COM       060505104     24346   456000  SH          DEFINED  NOS 1 & 2  456000
BEAR STEARNS                    COM       073902108     10988    67500  SH          DEFINED  NOS 1 & 2   67500
BERKSHIRE HATHAWAY              COM       084670207        18        5  SH          DEFINED  NOS 1 & 2       5
BRITISH PETROLEUM               COM       055622104      2349    35000  SH          DEFINED  NOS 1 & 2   35000
CAPITAL ONE FINANCIAL           COM       14040H105      7774   101200  SH          DEFINED  NOS 1 & 2  101200
CATERPILLLAR INC                COM       149123101      2269    37000  SH          DEFINED  NOS 1 & 2   37000
CBS CORP                        COM       124857202       624    20000  SH          DEFINED  NOS 1 & 2   20000
CHUBB CORP                      COM       171232101      3704    70000  SH          DEFINED  NOS 1 & 2   70000
CINCINNATI FINL CORP            COM       172062101       500    11025  SH          DEFINED  NOS 1 & 2   11025
CITIGROUP INC                   COM       172967101      1671    30000  SH          DEFINED  NOS 1 & 2   30000
COCA COLA                       COM       191216100      1206    25000  SH          DEFINED  NOS 1 & 2   25000
COMCAST CORP                    COM       20030N101      4233   100000  SH          DEFINED  NOS 1 & 2  100000
CONOCOPHILLIPS                  COM       20825C104      7915   110000  SH          DEFINED  NOS 1 & 2  110000
DUKE ENERGY CORP                COM       264399106      3321   100000  SH          DEFINED  NOS 1 & 2  100000
EDISON INTL                     COM       281020107      5685   125000  SH          DEFINED  NOS 1 & 2   75000
ELI LILLY                       COM       532457108      2865    55000  SH          DEFINED  NOS 1 & 2   55000
EXXON MOBIL                     COM       30231G102      3832    50000  SH          DEFINED  NOS 1 & 2   25000
FEDERAL HM LN MTG CORP          COM       313400301     21728   320000  SH          DEFINED  NOS 1 & 2  320000
FEDERAL NATL INFORMATION SVCS   COM       31620M106      2296    57261  SH          DEFINED  NOS 1 & 2   57261
FIDELITY NATL FINANCIAL INC     COM       31620R105      3111   130281  SH          DEFINED  NOS 1 & 2  130281
FEDERAL NATIONAL MTG ASSN       COM       313586109      6533   110000  SH          DEFINED  NOS 1 & 2  110000
FPL GROUP INC                   COM       302571104       801    14724  SH          DEFINED  NOS 1 & 2   14724
FORT CHICAGO ENERGY             COM       346921109       208    21100  SH          DEFINED  NOS 1 & 2   21100
GENERAL ELECTRIC CO.            COM       369604103      5023   135000  SH          DEFINED  NOS 1 & 2  135000
GENERAL MILLS                   COM       370334104      2022    35100  SH          DEFINED  NOS 1 & 2   35100
GLAXOSMITHKLINE                 COM       37733W105      4748    90000  SH          DEFINED  NOS 1 & 2   90000
HARTFORD FIN SVCS GRP           COM       416515104      8397    90000  SH          DEFINED  NOS 1 & 2   90000
HOME DEPOT                      COM       437076102      1205    30000  SH          DEFINED  NOS 1 & 2   30000
HSBC HLDGS PLC                  COM       404280406      7355    80250  SH          DEFINED  NOS 1 & 2   80250
HOSPIRA INC                     COM       441060100       369    11000  SH          DEFINED  NOS 1 & 2   11000
HOST MARRIOTT CORP              COM       44107P104       601    24487  SH          DEFINED  NOS 1 & 2   24487
INERGY LP                       COM       456615103       447    15000  SH          DEFINED  NOS 1 & 2   15000
INTEL CORP                      COM       458140100      1215    60000  SH          DEFINED  NOS 1 & 2   60000
JOHNSON & JOHNSON               COM       478160104      2641    40000  SH          DEFINED  NOS 1 & 2   40000
JP MORGAN CHASE & CO.           COM       46625H100     19562   405000  SH          DEFINED  NOS 1 & 2  405000
KROGER CO.                      COM       501044101      1615    70000  SH          DEFINED  NOS 1 & 2   70000
MACERICH CO.                    COM       554382101      4329    50000  SH          DEFINED  NOS 1 & 2   50000
MICROSOFT CORP                  COM       594918104      3583   120000  SH          DEFINED  NOS 1 & 2  120000
MILLS CORP                      COM       601148109       800    40000  SH          DEFINED  NOS 1 & 2   40000
MORGAN STANLEY DEAN             COM       617446448      8957   110000  SH          DEFINED  NOS 1 & 2  110000

OVERSEAS SHIPHOLDING            COM       690368105      3941    70000  SH          DEFINED  NOS 1 & 2   70000
PEPSICO INC                     COM       713448108     12285   196400  SH          DEFINED  NOS 1 & 2  196400
PFIZER INC                      COM       717081103     13623   526000  SH          DEFINED  NOS 1 & 2  526000
PG&E CORP                       COM       69331C108      4733   100000  SH          DEFINED  NOS 1 & 2  100000
PINNACLE WEST CAP CORP          COM       723484101      5069   100000  SH          DEFINED  NOS 1 & 2  100000
PLUM CREEK TIMBER CO.           COM       729251108      3188    80000  SH          DEFINED  NOS 1 & 2   80000
PPL CORPORATION                 COM       69351T106      3584   100000  SH          DEFINED  NOS 1 & 2  100000
PROGRESSIVE CORP                COM       743315103       242   100000  SH          DEFINED  NOS 1 & 2  100000
ROYAL DUTCH SHELL PLC           COM       780259206      9911   140000  SH          DEFINED  NOS 1 & 2  140000
STARWOOD HOTELS                 COM       85590A203      2500    40000  SH          DEFINED  NOS 1 & 2   40000
SUPERVALUE INC                  COM       868536103       163     4550  SH          DEFINED  NOS 1 & 2    4550
TEVA PHARMACEUTICAL             COM       881624209       466    15000  SH          DEFINED  NOS 1 & 2   15000
TIME WARNER INC                 COM       887317105       653    30000  SH          DEFINED  NOS 1 & 2   30000
UNUMPROVIDENT CORP              COM       91529Y106      1431    68843  SH          DEFINED  NOS 1 & 2   68843
USG CORP                        COM       903293405      2192    40000  SH          DEFINED  NOS 1 & 2   40000
VIACOM INC                      COM       92553P201       821    20000  SH          DEFINED  NOS 1 & 2   20000
WACHOVIA CORP                   COM       929903102     51248   899864  SH          DEFINED  NOS 1 & 2  899864
WAL-MART STORES                 COM       931142103      1847    40000  SH          DEFINED  NOS 1 & 2   40000
WELLS FARGO & CO.               COM       949746101     14224   400000  SH          DEFINED  NOS 1 & 2  400000
WYETH                           COM       983024100      5092   100000  SH          DEFINED  NOS 1 & 2  100000
YUM BRANDS                      COM       988498101      2352    40000  SH          DEFINED  NOS 1 & 2   40000